Income taxes (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense reconciliation [Abstract]
Canadian statutory federal tax rate (in hundredths)	15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate	CAD 731	CAD 654	CAD 538
Income tax (expense) recovery resulting from: [Abstract]
Provincial and foreign taxes	550	531	423
Deferred income tax adjustments due to rate enactments	42	0	24
Gain on disposals	(11)	(19)	(9)
Other	24	27	1
Income tax expense	1,336	1,193	977
Cash payments for income taxes	CAD 725	CAD 722	CAD 890